Repurchase Transactions	12 Months Ended
Dec. 31, 2023
Disclosure of repurchase transactions [Abstract]
Repurchase Transactions

NOTE 8. REPURCHASE TRANSACTIONS
As of the indicated dates, the Group maintains the following repurchase transactions:

	12.31.23	12.31.22
Debtors for Reserve Repurchase Transactions of Government Securities	2,339,600,525	722,417,088
Interest Accrued Receivable for Reserve Repurchase Transactions	19,229,580	2,770,913
Total Repurchase Transactions—Assets	2,358,830,105	725,188,001

	12.31.23	12.31.22
Creditors for Repurchase Transactions of Government Securities	46,744,986	—
Interest Accrued Payable for Repurchase Transactions	316,637	—
Total Repurchase Transactions—Liabilities	47,061,623	—
The notional values of the assets transferred in repurchase transactions are presented in Note 7 and Schedule O.

	12.31.23	12.31.22
Reverse Repurchase Transactions recorded in Off-Balance Sheet Items	2,352,892,867	722,417,948
Forward purchases for Repurchase transactions recorded in Financial Assets Pledged as Collateral	38,081,063	—